COMMON STOCK	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
COMMON STOCK [Text Block]

5.      COMMON STOCK

On April 30, 2015 the Company closed a non-brokered private placement (the “First Financing”) raising gross proceeds of $1,825,937 by the issuance of 849,273 units (each a “First Financing Unit”) at a price of $2.15 per First Financing Unit. Each First Financing Unit consists of one (1) common share and one half of one (1/2) common share purchase warrant (each a “First Financing Warrant”). Each whole First Financing Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of $3.00 per share for a period of thirty-six (36) months from the closing date of the Financing. The Company paid a cash finder’s fee of $84,074 in connection with this First Financing, as well as 27,396 finder’s warrants (the “First Financing Finder’s Warrants”). Each First Financing Finder’s Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of $3.00 per share for a period of thirty-six (36) months from the closing date of the First Financing.

On June 26, 2015 the Company closed a non-brokered private placement (the “Second Financing”) raising gross proceeds of $721,243 by the issuance of 335,463 units (each a “Second Financing Unit”) at a price of $2.15 per Second Financing Unit. Each Second Financing Unit consists of one (1) common share and one half of one (1/2) common share purchase warrant (each a “Second Financing Warrant”). Each whole Second Financing Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of $3.00 per share for a period of thirty-six (36) months from the closing date of the Second Financing. The Company paid a cash finder’s fee of $40,803 in connection with this Second Financing, as well as 18,978 finder’s warrants (the “Second Financing Finder’s Warrants”). Each Second Financing Finder’s Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of $2.15 per share for a period of sixty (60) months from the closing date of the Second Financing.

On July 17, 2015 the Company closed a non-brokered private placement (the “Third Financing”) raising gross proceeds of $270,375 by the issuance of 125,756 units (each a “Third Financing Unit”) at a price of $2.15 per Third Financing Unit. Each Third Financing Unit consists of one (1) common share and one half of one (1/2) common share purchase warrant (each a “Third Financing Warrant”). Each whole Third Financing Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of $3.00 per share for a period of thirty-six (36) months from the closing date of the Third Financing. The Company paid a cash finder’s fee of $16,223 in connection with this Third Financing, as well as 7,545 finder’s warrants (the “Third Financing Finder’s Warrants”). Each Third Financing Finder’s Warrant entitles the holder thereof to purchase one additional common share of the Company at a price of $2.15 per share for a period of sixty (60) months from the closing date of the Third Financing.

On October 9, 2015, in connection with an Asset Purchase Agreement, the Company entered into a US$7.0 million funding commitment with A&B Company Limited (“A&B”) in the form of a convertible promissory note. The funding commitment consisted of (i) an initial $2.0 million and (ii) an additional $5.0 million funding commitment, upon which the Company could draw down at any time or from time to time during the six-month period beginning on the issuance date of the convertible promissory note. The convertible promissory note was convertible at the option of the holder into units consisting of one share of common stock and one half share purchase warrant of the Company.

See Note 7, “Convertible Note,” regarding the warrants issued in conjunction with the repayment of the note.

5.	COMMON STOCK

Authorized:

Unlimited Class A common shares without par value.

Each Class A common share is entitled to have the right to vote at any shareholder meeting on the basis of one vote per share. Each Class A share held entitles the holder to receive dividends as declared by the directors. In the event of the liquidation, dissolution or winding-up of the Company other distribution of assets of the Company among its shareholders for the purposes of winding-up its affairs or upon a reduction of capital the holders of the Class A common shares shall, share equally, share for share, in the remaining assets and property of the Company.

Class B common shares and Class A preferred shares were deleted from the list of classes of shares the Company is authorized to issue by way of amendment to the Company’s articles effective June 12, 2014.

The Company is subject to a stockholders agreement, which places certain restrictions on the Company’s stock and its stockholders. These restrictions include approvals prior to sale or transfer of stock, a right of first refusal to purchase stock held by the Company and a secondary right of refusal to stockholders, right of co-sale whereby certain stockholders may be enabled to participate in a sale of other stockholders to obtain the same price, term and conditions on a pro-rata basis, rights of first offer of new security issuances to current stockholders on a pro-rata basis and certain other restrictions.

Prior to the Recapitalization

The number of securities below reflects the Recapitalization and the exchange ratio retrospectively.

On January 22, 2013, the Company issued a total of 16,035,026 shares to Advanced NeuroRehabilitation LLC ("ANR") for cash proceeds of $5,000 and an exclusive license right to ANR’s patent pending technology and knowhow valued at $4.25 million per an independent valuation report. The valuation expert was engaged to assess the valuation of the costs incurred to date as well as the ongoing costs which would be required to bring the product to commercialization, discounted to the date of purchase. The Company recorded the $4.25 million exclusive license right as research and development expense per the Company’s accounting policy.

On January 22, 2013, the Company also issued a total of 16,035,026 shares to MPJ Healthcare LLC ("MPJ") for cash proceeds of $5,000. In addition, the Company recorded $4.25 million of stock based compensation expense.

On May 1, 2014, 2,300,000 options were exercised for 2,300,000 common shares for total proceeds of $717.

On May 11, 2014, 930,031 options were exercised for 930,031 common shares for total proceeds of $290.

In conjunction with the private placement completed on May 30, 2014 and recapitalization transaction completed on June 13, 2014 (Note 3), the Company entered into an escrow agreement with each of ANR, MPJ and the Company’s transfer agent whereby the 32,070,052 common shares issued to ANR and MPJ were placed in escrow in accordance with Canadian securities regulations. These shares were scheduled to be released from escrow over a period of 3 years from the date of the escrow agreement with 10% of the shares placed in escrow released on the completion date of the reverse merger and with 15% of the remaining outstanding balance of shares released every 6 months thereafter. The release of the escrow is not subject to any performance conditions and therefore not considered to be compensatory in nature. In addition, on their release, the value recorded in respect of these shares will not change and they are included in the calculation of earnings per share.

After the Recapitalization

Upon completion of the Recapitalization, the Company issued a total of 35,300,083 shares to the shareholders of Neuro. (Note 3)

In connection with the Recapitalization, the Company also closed a non-brokered private placement (the "Private Placement") at CAD $0.50 per unit of 15,240,000 units raising $7,016,002 (CAD $7.62 million) on May 30, 2014 (Note 3). Each unit consists of one common stock of the Company and one half of a warrant of the Company where one full warrant is exercisable for 2 years at CAD $1.00 into one common stock. The fair value of the warrants issued was determined using the Black Scholes model and the Company used the relative fair value method to allocate $578,961 of the gross proceeds to Additional Paid-in Capital to account for the warrants issued.